VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET

11.	LEASES
As of December 31, 2021, the Company leased in two vessels (2020: two vessels) from SFL on time charters classified as finance leases. See Note 18 for further details.

In the year ended December 31, 2021, the Company redelivered two VLCCs to an unrelated third party at the end of the respective charter-in agreements that were previously classified as operating leases. The Company has allocated the consideration due under the operating leases between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. In the year end December 31, 2021, the Company has recorded the non-lease component of $1.7 million (2020: $6.7 million) within Ship operating expenses and has recognized the lease component of $2.7 million (2020: $9.6 million) within Charter hire expense within the Consolidated Statement of Operations.

The Company is also committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption of ASC 842 based on the index at that time and are included in the minimum lease payments. In the year end December 31, 2021, rental expense for office premises of $1.4 million (2020: $2.5 million) is recorded in Administrative expenses in the Consolidated Statement of Operations.

Rental expense
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2021 are as follows:

(in thousands of $)
2022	1,289
2023	1,048
2024	1,076
2025	1,105
Total minimum lease payments	4,518
Less: Imputed interest	(282)
Present value of operating lease liabilities	4,236

The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725

Total expense for operating leases was $4.1 million, $12.1 million and $11.2 million for the years ended December 31, 2021, 2020 and 2019, respectively. Cash paid for amounts included in operating lease liabilities was $4.0 million (2020: $12.1 million) in the year ended December 31, 2021. The weighted-average discount rate based on the Company's incremental borrowing rate, or IBR, in relation to the operating leases was 3.2% (2020: 3.5%) for the year ended December 31, 2021 and the weighted-average remaining lease term was four years (2020: three years) as of December 31, 2021.
Rental income
One LR2 tanker and two VLCCs were on fixed rate time charters as of December 31, 2020, the terms of which all ended in the year ended December 31, 2021. In addition, the Company agreed to charter-out five Suezmax tankers to Trafigura under the SPA, for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. For accounting purposes the leases did not commence until closing of the transaction which took place on March 16, 2020. See Note 5 for further details. The minimum future revenues to be received under our fixed rate contracts as of December 31, 2021 are as follows:

(in thousands of $)
2022	28,968
Total minimum lease payments	28,968

The minimum future revenues to be received under our fixed rate contracts as of December 31, 2020 are as follows:

(in thousands of $)
2021	63,613
2022	28,968
Total minimum lease payments	92,581

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Operations, which solely relates to leasing revenues.

There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties under time charters as of December 31, 2021 were $328.0 million and $21.0 million, respectively, and as of December 31, 2020 were $509.5 million and $49.4 million, respectively.

Contingent rental income
In the year ended December 31, 2021, the Company recognized profit share income of nil in relation to the five time charters to Trafigura (2020: $6.9 million). The Company recognized profit share income of $2.8 million in the year ended December 31, 2020 in relation to the two Suezmax tankers on fixed rate time charters with profit sharing clauses, which were both terminated in 2020.

18.	VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET

Movements in the three years ended December 31, 2021 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2018	140,501	(49,825)	90,676
Additions	343,564
Depreciation	—	(15,850)
Balance at December 31, 2019	484,065	(65,675)	418,390
Additions	53
Lease termination	(40,412)	20,682
Trafigura asset acquisition	(339,818)	6,267
Depreciation	—	(11,644)
Balance at December 31, 2020	103,888	(50,370)	53,518
Depreciation	—	(8,638)
Balance at December 31, 2021	103,888	(59,008)	44,880

The outstanding obligations under finance leases as of December 31, 2021 are payable as follows:

(in thousands of $)
2022	10,946
2023	11,705
2024	10,978
2025	11,705
2026	11,705
Thereafter	1,641
Minimum lease payments	58,680
Less: imputed interest	(10,214)
Present value of obligations under finance leases	48,466

The outstanding obligations under finance leases as of December 31, 2020 are payable as follows:

(in thousands of $)
2021	11,705
2022	10,946
2023	11,705
2024	10,978
2025	11,705
Thereafter	13,347
Minimum lease payments	70,386
Less: imputed interest	(14,109)
Present value of obligations under finance leases	56,277

In August 2019, the Company recognized additional right-of-use assets and finance lease obligations in relation to five vessels chartered in from Trafigura in connections with the SPA. On closing of the Acquisition on March 16, 2020, the lease and purchase obligations were settled, and the right-of-use assets were transferred to vessels and equipment. See Note 5. for full details of the accounting for this transaction.

In May 2015, the Company and SFL agreed to amendments to the leases on 12 VLCCs and five Suezmax tankers, the related management agreements and further amendments to the charter ancillary agreements for the remainder of the charter periods. As a result of the amendments to the charter ancillary agreements, which took effect on July 1, 2015, the daily hire payable to SFL was reduced to $20,000 per day and $15,000 per day for VLCCs and Suezmax tankers, respectively. The fee due from SFL for operating costs was increased from $6,500 per day per vessel to $9,000 per day per vessel. In return, the Company issued 11.0 million new shares (as adjusted for the 1-for-5 reverse share split in February 2016) to SFL and the profit share above the new daily hire rates was increased from 25% to 50%. The Company was released from its guarantee obligation and in exchange FSL, a wholly owned subsidiary of the Company and the chartering counterparty with SFL, has agreed to certain dividend restrictions. In order to make or pay any dividend or other distribution to the Company, FSL shall demonstrate a cash buffer of $2.0 million per vessel both prior to and following such payment, and following payment of the next monthly hire due plus any profit share accrued under the agreement. As of December 31, 2021, the cash held by FSL of $2.0 million (2020: $15.6 million) may solely be used for vessel operations, payment of hire to SFL or other amounts incurred under the charters and Charter Ancillary Agreement including the settlement of interest and principal due on any notes payable and any other amounts incurred in the ordinary course of business.

As the Merger has been accounted for as a reverse business acquisition in which Frontline 2012 is treated as the accounting acquirer, all of the Company's assets and liabilities were recorded at fair value on November 30, 2015 such that estimated profit share over the remaining terms of the leases has been recorded in the balance sheet obligations. Consequently, the Company will only record profit share expense following the Merger when the actual expense is different to that estimated at the date of the Merger. As of December 31, 2021, the Company has recorded total obligations under these finance leases of $48.5 million of which $30.5 million is in respect of the minimum contractual payments and $18.0 million is in respect of contingent rental expense. Profit share arising in the year ended December 31, 2021 was $0.3 million, which was $3.6 million less than the amount accrued in the lease obligations payable when the leases were recorded at fair value at the time of the merger with Frontline 2012. Profit share arising in the year ended December 31, 2020 was $18.7 million, which was $14.6 million more than the amount accrued in the lease obligations payable when the leases were recorded at fair value at the time of the merger with Frontline 2012. Profit share arising in the year ended December 31, 2019 was $4.8 million, which was $2.2 million less than the amount accrued in the lease obligations payable when the leases were recorded at fair value at the time of the merger with Frontline 2012.

The following table sets forth certain details of vessel lease termination in the year ended December 31, 2020. There were no vessel lease terminations in the years ended December 31, 2021 and December 31, 2019.

(in thousands of $)
Vessel	Year	Termination agreed	Termination date	Termination receipt	Gain on termination

Front Hakata	2020	February 2020	February 2020	3,183	7,409
Vessels terminated in 2020				3,183	7,409

In February 2020, the Company agreed with SFL to terminate the long-term charter for the 2002-built VLCC Front Hakata upon the sale and delivery of the vessel by SFL to an unrelated third party. Frontline received a compensation payment of approximately $3.2 million from SFL for the termination of the current charter. The Company recognized a gain on termination, including the compensation payment, of $7.4 million in the year ended December 31, 2020. The charter with SFL terminated in February 2020. In conjunction with the termination of the lease, the Company has settled the outstanding balances due under the notes payable in relation to the termination of the leases for Front Circassia, Front Page, Front Serenade, Front Stratus and Front Ariake in the year ended December 31, 2018 of approximately $20.0 million.

As of December 31, 2021, the Company leased in two vessels on long-term charter from SFL (2020: two vessels from SFL). The remaining periods on these leases as of December 31, 2021 was 5 years. The Company recognized finance lease interest expense in the year ended December 31, 2021 of $3.9 million (2020: $7.0 million, 2019: $10.7 million). None of these vessels was subleased under a non-cancellable operating lease as of December 31, 2021 (2020: one vessel).